Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash and cash equivalents	$ 254,620	$ 200,081	$ 165,033
Cash and cash equivalents included in funds receivable	76,881	68,334	46,302
Restricted cash included in other assets	181	182	187
Total cash, cash equivalents, and restricted cash	$ 331,682	$ 268,597	$ 211,522	$ 458,899